Restructuring (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Utilization of restructuring accruals
Expense provision	$ (7.8)	$ (7.2)	$ (46.0)	$ (24.1)	$ (23.1)	$ (46.4)	$ (72.0)
Employee Severance
Utilization of restructuring accruals
Remaining accrual at the beginning of the period			13.1	16.7	16.7	38.7
Expense provision					28.2	45.0
Cash payments and other			(30.3)		(26.8)	(62.2)
Changes in estimates			(3.2)		(5.0)	(4.8)
Remaining accrual at the end of the period	28.8		28.8		13.1	16.7
Facility Closure
Utilization of restructuring accruals
Remaining accrual at the beginning of the period				0.9	0.9	0.2
Expense provision						6.3
Cash payments and other					(0.8)	(5.5)
Changes in estimates					(0.1)	(0.1)
Remaining accrual at the end of the period						$ 0.9